PIMCO Funds

Supplement Dated July 16, 2012 to the
Strategic Markets Funds – Institutional Class, Class P, Administrative Class and Class D
Prospectus and Strategic Markets Funds – Class A, Class B, Class C and Class R
Prospectus (each dated July 31, 2011) (each a "Prospectus"), each as supplemented from time to time

(PIMCO EM Fundamental IndexPLUS® TR Strategy Fund)

Disclosure Related to PIMCO EM Fundamental IndexPLUS® TR Strategy Fund

Effective immediately, the fourth sentence of the fourth paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in the Strategic Markets Funds – Institutional Class, Class P, Administrative Class and Class D Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO International StocksPLUS® TR Strategy Fund (Unhedged))

Disclosure Related to PIMCO International StocksPLUS® TR Strategy Fund (Unhedged),
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), PIMCO
Small Cap StocksPLUS® TR Fund, PIMCO StocksPLUS® Fund and PIMCO StocksPLUS®
Total Return Fund

Effective immediately, the fourth sentence of the fourth paragraph of each Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged))

Effective immediately, the fourth sentence of the fourth paragraph of each Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO Small Cap StocksPLUS® TR Fund)

Effective immediately, the fourth sentence of the fourth paragraph of each Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO StocksPLUS® Fund)

Effective immediately, the fourth sentence of the fourth paragraph of each Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO StocksPLUS® Total Return Fund)

Effective immediately, the fourth sentence of the fourth paragraph of each Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO Fundamental Advantage Total Return Strategy Fund)

Disclosure Related to PIMCO Fundamental Advantage Total Return Strategy Fund and
PIMCO Fundamental IndexPLUS® TR Fund

Effective immediately, the fourth sentence of the fifth paragraph of each Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO Fundamental IndexPLUS® TR Fund)

Effective immediately, the fourth sentence of the fifth paragraph of each Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).

(PIMCO StocksPLUS® TR Short Strategy Fund)

Disclosure Related to PIMCO StocksPLUS® TR Short Strategy Fund

Effective immediately, the eighth sentence of the third paragraph of the Fund's "Fund Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-backed securities rated below B).